Financial assets, liabilities and financial results (telecom activities) - Bonds - Supplemental information (Details)	Dec. 31, 2021	May 11, 2021
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		1.375%
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.091%